Consolidated statements of operations and comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues
Management fees	$ 115,355	$ 103,909
Carried interest and performance fees	3,265	12,235
Commissions	30,663	45,266
Finance income	4,991	3,535
Gain (loss) on investments	(10,242)	(1,883)
Other income	1,150	1,583
Total revenues	145,182	164,645
Expenses
Compensation	77,117	76,721
Trailer, sub-advisor and fund expenses	10,539	9,745
Selling, general and administrative	15,978	14,697
Interest expense	2,923	1,161
Amortization of intangibles	0	930
Depreciation of property and equipment	3,355	3,622
Other expenses	10,191	12,579
Total expenses	120,103	119,455
Income before income taxes for the year	25,079	45,190
Provision for income taxes	7,447	12,005
Net income for the year	$ 17,632	$ 33,185
Net income per share:
Basic (in USD per share)	$ 0.70	$ 1.33
Diluted (in USD per share)	$ 0.67	$ 1.28
Comprehensive income
Net income for the year	$ 17,632	$ 33,185
Other comprehensive income
Foreign currency translation gain (loss) (taxes of $Nil)	(15,058)	1,043
Total other comprehensive income (loss)	(15,058)	1,043
Comprehensive income	$ 2,574	$ 34,228